SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 20,662	$ 13,207
Less: accumulated depreciation	(7,388)	(3,533)
Total property, plant and equipment, net	13,274	9,674
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	20,662	13,207
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost